Net Income Per Ordinary Share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	52,859,911	53,859,537	54,118,764
Effect of dilutive share options outstanding (in shares)	423,674	473,924	671,899
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	53,283,585	54,333,461	54,790,663